Trade Payables	12 Months Ended
Dec. 31, 2022
Trade payables
Trade Payables
18 Trade payables

a. Trade payables

	12/31/2022	12/31/2021
Domestic suppliers	2,777,021	3,010,912
Foreign suppliers	1,674,287	445,805
Trade payables - related parties (see Note 9.a.2)	259,644	214,178
	4,710,952	3,670,895

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries. These suppliers control almost all the markets for these products in Brazil.

b. Trade payables - reverse factoring

	12/31/2022	12/31/2021
Domestic suppliers - reverse factoring	2,429,497	1,948,033
Trade payables - reverse factoring - related parties (see Note 9.a.2)	-	89,339
Foreign suppliers - reverse factoring	237,397	81,687
	2,666,894	2,119,059

Some subsidiaries of the Company entered into agreements with financial institutions. These agreements consist in the anticipation of the receipt of trade payables by the supplier, in which the financial institutions prepay a certain amount from the supplier and receives, on the maturity date originally celebrated between company and supplier, the amount payable by the subsidiaries of the Company without incidence of interest. The decision to join this type of transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. The transactions are presented in operating activities in the statement of cash flows.